Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share
18.	Earnings per Share

Basic earnings per common share is presented under the two-class method and is computed by dividing the earnings applicable to common stockholders by the weighted average number of common shares outstanding for the period.

Under the two class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. For the years ended December 31, 2013, December 31, 2012 and December 31, 2011 no dividend was declared. The Class B common shareholders’ dividend rights are subordinated to those of holders of Class A common shares. Net income for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, losses would only be allocated to the Class A common shareholders.

At December 31, 2013, there were 327,550 restricted stock units granted and unvested as part of management’s equity incentive plan and as part of the Directors’ compensation as at the period. As of December 31, 2013 only Class A and B common shares are participating securities.

For the years ended December 31, 2013, December 31, 2012 and December 31, 2011, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Class A common shares
Weighted average number of common shares outstanding (B)	47,513,846	47,481,766	47,262,549
Weighted average number of RSU’s without service conditions (note 16) (B)	93,904	18,904	—
Dilutive effect of share-based awards	159,516	110,987	185,463

Common shares and common share equivalents (F)	47,767,266	47,611,657	47,448,012

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (H)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income available to shareholders	$32,518	$31,928	$9,071

Available to:
- Class A shareholders for period	$32,518	$31,928	$9,071
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—

Net income available for Class A (A)	$32,518	$31,928	$9,071
Net income available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$0.68	$0.67	$0.19
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net income available to shareholders	$32,518	$31,928	$9,071

Available to:
- Class A shareholders for period	$32,518	$31,928	$9,071
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—

Net income available for Class A (E)	$32,518	$31,928	$9,071
Net income available for Class B (G)	—	—	—

Diluted Earnings per share:
Class A (E/F)	$0.68	$0.67	$0.19
Class B (G/H)	—	—	—